Quarterly Holdings Report
for

Fidelity® Series Overseas Fund

July 31, 2020

SOV-QTLY-0920
1.9894005.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Austria - 0.3%
Erste Group Bank AG	1,797,507	$40,018,357
Bailiwick of Jersey - 1.0%
Experian PLC	2,861,311	99,945,932
Sanne Group PLC	2,423,071	19,982,340

TOTAL BAILIWICK OF JERSEY		119,928,272

Belgium - 0.8%
KBC Groep NV	1,720,965	98,123,157
Bermuda - 2.3%
Credicorp Ltd. (United States)	381,575	48,524,893
Genpact Ltd.	1,733,200	69,016,024
Hiscox Ltd.	4,842,372	49,543,005
IHS Markit Ltd.	1,414,100	114,160,293

TOTAL BERMUDA		281,244,215

Canada - 1.2%
Constellation Software, Inc.	116,270	137,530,106
Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	328,800	82,535,376
Denmark - 1.3%
DSV A/S	1,166,931	160,040,682
Finland - 1.0%
Kone OYJ (B Shares)	1,498,400	118,681,308
France - 10.2%
ALTEN (a)	714,756	55,736,880
Amundi SA (b)	452,691	34,287,805
Capgemini SA	1,142,862	147,412,655
Edenred SA	2,231,877	110,761,434
Elior SA (b)(c)	1,962,043	10,839,474
Kering SA	168,817	95,799,834
Legrand SA	1,190,300	92,079,541
LVMH Moet Hennessy Louis Vuitton SE	506,539	220,265,036
Pernod Ricard SA	731,000	125,717,891
Sanofi SA	1,720,400	180,636,923
SR Teleperformance SA	523,928	152,623,912

TOTAL FRANCE		1,226,161,385

Germany - 8.2%
adidas AG	462,432	127,410,423
Allianz SE	682,800	141,734,496
Bayer AG	1,229,101	81,653,442
Deutsche Borse AG	714,502	130,118,723
Hannover Reuck SE	671,516	113,431,159
SAP SE	1,667,776	263,263,982
Vonovia SE	1,995,835	129,727,840

TOTAL GERMANY		987,340,065

Hong Kong - 1.6%
AIA Group Ltd.	21,434,988	193,278,074
India - 1.5%
HDFC Bank Ltd.	4,515,300	62,281,126
Reliance Industries Ltd. (a)	278,686	4,379,298
Reliance Industries Ltd.	4,102,400	113,188,348

TOTAL INDIA		179,848,772

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	172,087,951	37,380,129
Ireland - 2.4%
DCC PLC (United Kingdom)	1,214,214	108,588,227
Kerry Group PLC Class A	801,397	105,728,626
Linde PLC	281,600	69,022,976

TOTAL IRELAND		283,339,829

Italy - 2.0%
FinecoBank SpA	6,530,985	94,433,708
GVS SpA (b)	926,300	12,078,865
Recordati SpA	2,473,039	131,789,381

TOTAL ITALY		238,301,954

Japan - 13.4%
A/S One Corp.	118,000	12,529,592
Astellas Pharma, Inc.	5,081,800	79,265,742
Curves Holdings Co. Ltd. (a)	786,300	3,810,608
Daikin Industries Ltd.	603,000	106,095,733
Hoya Corp.	1,519,307	149,555,325
IT Holdings Corp.	389,500	8,359,964
Kao Corp.	1,264,168	91,707,847
Keyence Corp.	325,794	136,097,593
Miroku Jyoho Service Co., Ltd.	5,300	106,245
Nitori Holdings Co. Ltd.	585,834	128,229,878
Olympus Corp.	4,365,092	78,512,606
Oracle Corp. Japan	269,807	32,319,236
Otsuka Corp.	1,679,506	86,628,905
Persol Holdings Co., Ltd.	4,312,853	54,514,169
Recruit Holdings Co. Ltd.	3,063,646	95,573,037
Relo Group, Inc.	2,458,828	42,461,269
Shiseido Co. Ltd.	1,185,236	66,036,840
SMC Corp.	277,221	144,221,439
Suzuki Motor Corp.	1,675,145	54,967,246
Tokyo Electron Ltd.	461,500	127,705,034
Tsuruha Holdings, Inc.	763,332	105,210,088

TOTAL JAPAN		1,603,908,396

Korea (South) - 0.5%
LG Chemical Ltd.	133,096	63,216,872
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O (a)	6,394,572	22,957,821
Netherlands - 7.9%
ASML Holding NV (Netherlands)	645,928	229,651,719
Euronext NV (b)	579,000	66,089,002
Heineken NV (Bearer)	959,905	92,990,420
Imcd NV	1,339,167	138,123,428
JDE Peet's BV	2,994,900	133,176,052
Koninklijke Philips Electronics NV	3,266,523	168,784,102
Wolters Kluwer NV	1,539,451	121,243,677

TOTAL NETHERLANDS		950,058,400

Norway - 1.1%
Adevinta ASA Class B (a)	3,167,298	51,084,048
Equinor ASA	400	5,902
Schibsted ASA (A Shares)	2,296,789	83,500,330

TOTAL NORWAY		134,590,280

South Africa - 0.8%
Naspers Ltd. Class N	525,805	95,670,874
Spain - 2.1%
Amadeus IT Holding SA Class A	1,475,796	73,694,265
Iberdrola SA	13,843,025	178,065,792

TOTAL SPAIN		251,760,057

Sweden - 7.0%
AddTech AB (B Shares)	1,311,999	61,055,179
ASSA ABLOY AB (B Shares)	4,418,948	97,553,558
Atlas Copco AB (A Shares)	2,432,500	107,187,027
EQT AB (c)	4,472,843	104,430,693
Hexagon AB (B Shares) (a)	1,845,788	119,572,704
Indutrade AB (a)	2,954,025	148,974,667
Svenska Handelsbanken AB (A Shares) (a)	9,385,989	88,514,309
Swedish Match Co. AB	1,403,300	107,561,348

TOTAL SWEDEN		834,849,485

Switzerland - 12.8%
Alcon, Inc. (a)	1,266,176	75,945,236
Julius Baer Group Ltd.	2,335,952	102,548,096
Lonza Group AG	320,283	200,284,320
Nestle SA (Reg. S)	3,478,521	413,671,844
Roche Holding AG (participation certificate)	932,192	322,870,819
Sika AG	823,552	180,550,190
Sonova Holding AG Class B	441,503	99,254,296
Zurich Insurance Group Ltd.	378,550	139,988,918

TOTAL SWITZERLAND		1,535,113,719

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,134,684	118,116,801
United Kingdom - 9.4%
Beazley PLC	11,397,956	62,275,764
Compass Group PLC	4,649,187	63,931,180
Cranswick PLC	596,884	27,971,297
Dechra Pharmaceuticals PLC	1,518,563	56,771,539
Diageo PLC	5,126,347	187,576,401
Diploma PLC	1,177,131	27,951,282
London Stock Exchange Group PLC	1,552,454	171,482,417
Mondi PLC	4,046,140	72,189,895
Prudential PLC	6,577,312	93,994,817
RELX PLC (London Stock Exchange)	5,998,955	126,820,008
Rentokil Initial PLC	16,675,105	116,603,640
Smith & Nephew PLC	4,160,200	82,111,853
Ultra Electronics Holdings PLC	51,800	1,615,144
Victrex PLC	1,730,199	42,442,923

TOTAL UNITED KINGDOM		1,133,738,160

United States of America - 7.6%
Alphabet, Inc. Class C (a)	41,541	61,603,641
Aspen Technology, Inc. (a)	577,000	56,119,020
Becton, Dickinson & Co.	306,421	86,208,484
Black Knight, Inc. (a)	999,100	74,852,572
Boston Scientific Corp. (a)	1,758,646	67,830,976
Fidelity National Information Services, Inc.	455,100	66,585,681
Global Payments, Inc.	544,727	96,972,301
Intercontinental Exchange, Inc.	700,200	67,765,356
Marsh & McLennan Companies, Inc.	955,528	111,414,565
NICE Systems Ltd. sponsored ADR (a)	446,008	91,538,682
Roper Technologies, Inc.	197,936	85,597,423
Visa, Inc. Class A	265,400	50,532,160

TOTAL UNITED STATES OF AMERICA		917,020,861

TOTAL COMMON STOCKS
(Cost $10,540,334,749)		11,844,753,407

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.14% (d)	263,284,643	263,363,628
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	35,349,283	35,352,818
TOTAL MONEY MARKET FUNDS
(Cost $298,690,118)		298,716,446
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $10,839,024,867)		12,143,469,853
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(134,846,933)
NET ASSETS - 100%		$12,008,622,920

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,295,146 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,586,527
Fidelity Securities Lending Cash Central Fund	966,764
Total	$2,553,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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